Lessor Commitments - Disclosure of Finance Lease and Operating Lease by Lessor (Details) (Bendon Limited) - Bendon Limited [Member] - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of finance lease and operating lease by lessor [line items]
Total minimum lease payments	$ 166	$ 1,579	$ 1,837	$ 996
Not Later than One Year [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Total minimum lease payments	166	503	620	431
Between One Year and Five Years [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Total minimum lease payments		1,076	1,217	565
Later than Five Years [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Total minimum lease payments